Finance income and expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance income
Interest received on bank deposits	£ 15	£ 164	£ 53
Gain on equity settled derivative financial liability	400	1,173	1,638
Total finance income	415	1,337	1,691
Finance expense
Bank loans	18	16	2
Other loans	91	57	3
Arrangement Fees	57
Total finance expense	£ 166	£ 73	£ 5